CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2024
CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES
Schedule of cash and cash equivalents

	December 31,
	2024	2023
Cash, cash equivalents and restricted cash:

Cash	$31,122	$25,594
Short-term deposits	1,400	—
Restricted cash (included within prepaid expenses and other current assets)	7	2,228
Money market funds	17,818	10,944
Total cash, cash equivalents and restricted cash	50,347	38,766

Short-term deposits	48,000	78,000
Marketable securities	70,711	51,615

Total cash and cash equivalents, restricted cash, short-term deposits and marketable securities	$169,058	$168,381

Schedule of amortized cost and fair value and contractual maturities of marketable securities

	Amortized
	Cost	Fair Value
Contractual maturity year:
Within one year	$1,892	$1,880
After one year through five years	68,340	68,831
Total	$70,232	$70,711

	December 31, 2024
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Government bonds	$8,939	$24	$(72)	$8,892
Corporate bonds	61,293	914	(387)	61,819
Total	$70,232	$938	$(459)	$70,711

	December 31, 2023
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Government bonds	$8,367	$37	$(49)	$8,355
Corporate bonds	42,385	999	(124)	43,260
Total	$50,752	$1,036	$(173)	$51,615